SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of equity investments

	As at	As at
	December 31,	June 30,
	2021	2022	2022
	RMB	RMB	US($)
		(unaudited)	(unaudited)
Equity investments without readily determinable fair value:
Initial cost basis	114,256	124,196	18,542
Cumulative unrealized gains	96,793	96,793	14,451
Cumulative unrealized losses (including impairment)	—	(5,000)	(746)
Foreign currency translation	(3,883)	(1,820)	(272)
Total carrying value	207,166	214,169	31,975

Equity investments with readily determinable fair value:
Initial cost basis	—	63,356	9,459
Cumulative unrealized losses	—	(8,825)	(1,318)
Foreign currency translation	—	2,446	365
Total carrying value	—	56,977	8,506

	207,166	271,146	40,481

	As at	As at
	December 31,	September 30,
	2021	2022	2022
	RMB	RMB	US($)
		(unaudited)	(unaudited)
Equity investments without readily determinable fair value:
Initial cost basis	114,256	124,196	17,459
Cumulative unrealized gains	96,793	96,793	13,607
Cumulative unrealized losses (including impairment)	—	(14,940)	(2,100)
Foreign currency translation	(3,883)	880	124
Total carrying value	207,166	206,929	29,090

Equity investments with readily determinable fair value:
Initial cost basis	—	63,356	8,906
Cumulative unrealized losses	—	(33,901)	(4,766)
Foreign currency translation	—	4,710	662
Total carrying value	—	34,165	4,802
	207,166	241,094	33,892

Schedule of assets and liabilities measured at fair value on a recurring and non-recurring basis

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
	Total Fair	identical	inputs	inputs	Total
	Value	assets (Level 1)	(Level 2)	(Level 3)	losses
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Purchase consideration payable	(1,328,508)	—	(1,328,508)	—	(9,249)
As of June 30, 2022 (unaudited)
Purchase consideration payable	(1,219,591)	—	(1,219,591)	—	(14,018)
Equity investments with readily determinable fair value	56,977	56,977	—	—	(8,825)

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable	Total
	Total Fair	identical	inputs	inputs	gains
	Value	assets (Level 1)	(Level 2)	(Level 3)	(losses)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Equity investments accounted for using measurement alternative	207,166	—	—	207,166	82,492
As of June 30, 2022 (unaudited)
Equity investments accounted for using measurement alternative	214,169	—	—	214,169	(5,000)

		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Total Fair	identical assets	inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Purchase consideration payable	(1,328,508)	—	(1,328,508)	—	(9,249)
As of September 30, 2022 (unaudited)
Purchase consideration payable	(1,228,271)	—	(1,228,271)	—	(21,245)
Equity investments with readily determinable fair value	34,165	34,165	—	—	(33,901)

		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Total Fair	identical assets	inputs	inputs	Total
	Value	(Level 1)	(Level 2)	(Level 3)	gains (losses)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2021
Equity investments accounted for using measurement alternative	207,166	—	—	207,166	82,492
As of September 30, 2022 (unaudited)
Equity investments accounted for using measurement alternative	206,929	—	—	206,929	(14,940)